Stock-Based Compensation - Assumptions Using Black-Scholes for Estimated Fair Value of Stock Options (Detail) - Stock Option	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.43%	0.00%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)	90.28%	0.00%
Expected term	5 years 2 months 12 days	0 years	5 years 3 months 19 days	5 years 6 months
Expected volatility (as a percent weighted-average)			87.00%	103.00%
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate			1.82%	0.93%
Expected volatility (as a percent)			86.00%	80.00%
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate			2.03%	1.89%
Expected volatility (as a percent)			117.00%	134.00%